Balance Sheets - USD ($)	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Current Assets
Current portion of prepaid stock-based salaries and consulting fees	$ 1,658,333
Prepaid expenses	3,000
Total current assets	1,661,333
Office Equipment, net of accumulated depreciation	6,045
Non-current portion of prepaid stock-based salaries and consulting fees	740,000
Total assets	2,407,378	0	0
Current liabilities
Accounts payable and accrued liabilities	20,131	68,419	68,275
Advances from former related party		26,981	14,046
Due to related parties	333,169
Bank overdraft		1,202	1,202
Note payable - former related party		50,000	50,000
Total current liabilities	353,300	146,602	133,523
Total liabilities	353,300	146,602	133,523
Stockholders' equity
Preferred stock value		1,000	1,000
Additional paid-in capital	7,555,784	4,315,919	4,315,919
Stock subscription payable	90,521	90,521	90,521
Accumulated deficit	(5,677,344)	(4,554,259)	(4,541,180)
Total stockholders' equity	2,054,078	(146,602)	(133,523)
Total liabilities and stockholders' equity	2,407,378	0	$ 0
Class A Common Stock [Member]
Stockholders' equity
Common stock value	30,217	217
Class B Common Stock [Member]
Stockholders' equity
Common stock value	6,000
Class C Common Stock [Member]
Stockholders' equity
Common stock value	$ 48,400